Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share	The following table sets unaudited forth the computation of basic and diluted net loss per share for the six months ended June 30, 2023 and 2024:
	For the six months ended June 30,
	2023	2024
Numerator :
Net loss attributable to TuanChe Limited’s shareholders	(30,698)	(40,675)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	399,544,700	421,273,519
Basic and diluted net loss per share attributable to TuanChe Limited’s shareholders	(0.08)	(0.10)
The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023:
	For the year ended December 31
	2021	2022	2023
Numerator :
Net loss attributable to TuanChe Limited’s shareholders	(101,945)	(166,490)	(82,971)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	306,792,324	319,539,180	406,802,365
Basic and diluted net loss per share attributable to TuanChe Limited’s shareholders	(0.33)	(0.52)	(0.20)